Fair Value Measurement - Change in Level 3 Assets and Liabilities Measured on a Recurring Basis (Details) - Fair Value, Measurements, Recurring - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	$ (8,504)	$ (19,776)
Gain (loss) included in earnings:
Unrealized gains, net	29,278	946
Realized losses, net	(622)	(7,030)
Included in other comprehensive income	9,875	8,032
Included in issuance of Series A convertible redeemable Preferred Stock	4,382	2,729
Settlements	622	7,030
Currency translation adjustment	(693)	(435)
Balance, end of period	$ 34,338	$ (8,504)